BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS

11.  BENEFIT PLANS

We have defined benefit pension plans and defined contribution plans. We also maintain certain healthcare and life insurance benefit plans for eligible retired employees. The measurement date for our defined benefit pension plans and other postretirement benefit plans is December 31 of each year.

Pension Benefits.   Pension benefits are provided through U.S. and Canadian defined benefit pension plans and two supplemental executive defined benefit pension plans.

U.S. and Canadian Retirement Plans.   We sponsor a qualified defined benefit retirement plan (the U.S. Retirement Income Plan, or USRIP) that covers approximately 25% of current U.S. salaried employees who were hired on or before June 30, 2007, the last date on which an individual could be hired and enter the plan before the USRIP was frozen to new participation at December 31, 2008. This plan also covers many retirees as well as certain terminated but vested individuals not yet in retirement status. We also sponsor a defined benefit plan that covers most salaried and hourly employees in Canada (the Canadian Retirement Income Plan, or CRIP), also frozen to new hires on October 1, 2011.

On October 1, 2012, we offered certain former employees the option to receive their USRIP pension benefits in either a lump sum payable by December 31, 2012, or a reduced monthly annuity that will commence December 1, 2012. The voluntary lump sum payment option was based on the present value of the participant’s pension benefit, and was payable at the participant’s election in cash or rollover into a qualified retirement plan or IRA. The offer was made to approximately 3,500 vested participants in the pension plan who had terminated employment prior to January 1, 2012 and had not yet started to receive monthly payment of their pension benefit. Participants were required to make an irrevocable election to receive the lump sum payment by November 26, 2012. Approximately 64% of the vested terminated participants elected to receive the lump sum payment which resulted in a payment of $62.6 million. The payment was made on December 21, 2012, from existing plan assets. Approximately 90 vested terminated participants elected the accelerated reduced monthly annuity which is being paid from the pension plan.

On November 7, 2012, an amendment to the USRIP was approved which froze future salary increases for non-grandfathered participants and provided a one-time 9% increase to the accrued benefit for these non-grandfathered participants who were employed on December 31, 2012. This amendment along with the settlement described above resulted in a $38.7 million pension charge recorded during the fourth quarter of 2012.

On September 14, 2011, the Compensation Committee of the Board of Directors approved a redesign of our retirement plans for our currently active Canadian employees, effective January 1, 2013, and for our new hires hired on or after October 1, 2011. The changes to our retirement plan will freeze the Canadian Retirement Income Plan, or CRIP, a registered defined benefit pension plan, for employees who do not meet retirement-eligibility status under the CRIP as of December 31, 2012 (“Non-Grandfathered” participants). Under the plan amendment, the service credit for Non-Grandfathered participants will freeze, but these participants will continue to receive credit for salary increases and vesting service. Additionally, Non-Grandfathered employees and certain other employees not eligible to participate in the CRIP (i.e., new hires on or after October 1, 2011) will be able to participate in an enhanced defined contribution component of the CRIP.

During the twelve months ended December 31, 2012, we did not make any contributions to the USRIP and made contributions of $3.7 million to the CRIP. During the twelve months ended December 31, 2011, we made contributions of $40.0 million to the USRIP and $2.6 million to the CRIP. At December 31, 2012, the USRIP met or exceeded ERISA’s minimum funding requirements.

The annual report produced by our consulting actuaries specifies the funding requirements for our plans, based on projected benefits for plan participants, historical investment results on plan assets, current discount rates for liabilities, assumptions for future demographic developments and recent changes in statutory requirements. We may elect to make additional discretionary contributions to our plans in excess of minimum funding requirements, subject to statutory limitations.

Supplemental Retirement Plans.   We maintain two supplemental executive retirement programs for certain key employees. The plans, which are unfunded, provide supplemental retirement payments, based on salary and years of service.

Other Benefits.   We maintain certain healthcare and life insurance benefit plans for eligible retired employees. Substantially all of our U.S. employees may become eligible for the healthcare benefits if they reach retirement age while working for us and satisfy certain years of service requirements. The retiree life insurance program covers employees who retired on or before December 31, 2003. We accrue the cost of providing healthcare benefits over the active service period of the employee.

Obligations and Funded Status.   A reconciliation of the projected benefit obligations, plan assets and funded status of the plans is as follows:

	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Change in projected benefit obligation
Benefit obligation at January 1,	$746.1	$678.0	$29.9	$33.6
Service cost	6.5	6.4	0.5	0.6
Interest cost	33.4	34.5	1.2	1.6
Plan participants' contributions	-	-	1.1	1.1
Amendments	7.5	-	-	-
Actuarial loss (gain)	68.7	70.0	(1.7)	(3.0)
Foreign currency exchange rate changes	1.8	(1.2)	-	-
Curtailments	(29.2)	-	-	-
Settlements	(77.3)	-	-	-
Benefits paid	(40.7)	(41.6)	(3.7)	(4.0)
Projected benefit obligation at December 31,	716.8	746.1	27.3	29.9
Change in plan assets
Fair value of plan assets at January 1,	583.0	569.9	19.3	18.9
Actual return on plan assets	59.0	9.2	2.1	0.4
Employer contributions	7.6	46.6	2.6	2.9
Plan participants' contributions	-	-	1.1	1.1
Foreign currency exchange rate changes	1.7	(1.1)	-	-
Settlements	(62.6)	-	-	-
Benefits paid	(40.7)	(41.6)	(3.7)	(4.0)
Fair value of plan assets at December 31,	548.0	583.0	21.4	19.3
Funded status of plan	$(168.8)	$(163.1)	$(5.9)	$(10.6)

The accumulated benefit obligation for the USRIP, CRIP and Supplemental Retirement Plans was $697.5 million at December 31, 2012. The accumulated benefit obligation for the USRIP, CRIP and Supplemental Retirement Plans was $710.3 million at December 31, 2011.

At December 31, 2012, the USRIP and Supplemental Retirement Plans had projected benefit obligations and accumulated benefit obligations in excess of those plans’ respective assets. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for these plans in the aggregate were $650.5 million, $642.2 million and $494.1 million, respectively, at December 31, 2012. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the CRIP were $66.3 million, $55.3 million and $53.9 million, respectively, at December 31, 2012.

At December 31, 2011, the USRIP and Supplemental Retirement Plans had projected benefit obligations and accumulated benefit obligations in excess of those plans’ respective assets. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for these plans in the aggregate were $697.4 million, $669.1 million and $535.8 million, respectively, at December 31, 2011. The CRIP plan assets exceeded the accumulated benefit obligation at December 31, 2011. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the CRIP were $48.7 million, $41.2 million and $47.2 million, respectively, at December 31, 2011.

The following table represents the net amounts recognized, or the funded status of our pension and other postretirement benefit plans, in our Consolidated Balance Sheets at December 31, 2012 and 2011:

	Pension Benefits		Other Benefits
(In millions)	2012	2011	2012	2011
Amounts recognized in the statements of financial position consist of:
Current liabilities	$(3.7)	$(3.8)	$-	$-
Long-term liabilities	(165.1)	(159.3)	(5.9)	(10.6)
Net amount recognized	$(168.8)	$(163.1)	$(5.9)	$(10.6)

Included in accumulated other comprehensive loss at December 31, 2012 and 2011, were the following amounts that have not yet been recognized in net periodic pension cost:

	Pension Benefits		Other Benefits
(In millions)	2012	2011	2012	2011
Prior service cost, net of accumulated taxes of $3.5 and $0.9 in 2012 and 2011, respectively, for pension benefits and $(0.3) and $(0.4) in 2012 and 2011, respectively, for other benefits	$6.0	$1.8	$(0.4)	$(0.6)
Net actuarial loss, net of accumulated taxes of $151.5 and $165.6 in 2012 and 2011, respectively, for pension benefits and $4.6 and $6.0 in 2012 and 2011, respectively, for other benefits	262.9	288.6	7.9	10.5
Accumulated other comprehensive loss	$268.9	$290.4	$7.5	$9.9

The following indicates amounts recognized in other comprehensive income (loss) during the twelve months ended December 31, 2012 and 2011:

Changes in plan assets and benefit obligations recognized in other comprehensive income:

	Pension Benefits		Other Benefits
(In millions)	2012	2011	2012	2011
Amounts arising during the period:
Net actuarial loss (gain), net of taxes of $21.8 and $39.2 in 2012 and 2011, respectively, for pension benefits and $(0.8) and $(0.6) in 2012 and 2011, respectively, for other benefits	$36.2	$68.9	$(1.8)	$(1.0)
Foreign currency exchange rate (gain) loss, net of taxes of $0.0 and $(0.0) in 2012 and 2011, respectively, for pension benefits	0.1	(0.1)	-	-
Prior service (credit) cost, net of taxes of $2.8 for pension benefits in 2012	4.7	-	-	-

Amounts recognized in net periodic benefit cost during the period:
Recognized actuarial loss, net of taxes of $(5.9) and $(4.4) in 2012 and 2011, respectively, for pension benefits and $(0.4) and $(0.5) in 2012 and 2011, respectively, for other benefits	(10.1)	(7.6)	(0.7)	(0.8)
Amortization of prior service cost, net of taxes of $(0.3) in 2012 and 2011 for pension benefits and $0.1 in 2012 and 2011 for other benefits	(0.5)	(0.5)	0.1	0.1
Curtailments, net of taxes of $(10.6) in 2012 for pension benefits	(18.4)	-	-	-
Settlements, net of taxes of $(19.5) in 2012 for pension benefits	(33.5)	-	-	-
Total recognized in other comprehensive income	$(21.5)	$60.7	$(2.4)	$(1.7)

Components of Net Periodic Benefit Cost.

	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In millions)
Service cost	$6.5	$6.4	$6.4	$0.5	$0.6	$0.5
Interest cost	33.4	34.5	34.9	1.2	1.6	1.7
Expected return on plan assets	(46.6)	(46.6)	(44.8)	(1.6)	(1.7)	(1.5)
Amortization of prior service cost	0.8	0.8	0.8	(0.2)	(0.2)	(0.2)
Recognized actuarial loss	16.0	12.0	9.2	1.1	1.3	1.2
Net periodic benefit cost	10.1	7.1	6.5	1.0	1.6	1.7
Curtailments	(0.2)	-	-	-	-	-
Settlements	38.9	-	-	-	-	-
Total net periodic benefit cost	$48.8	$7.1	$6.5	$1.0	$1.6	$1.7

The following represents the amount of prior service cost and actuarial loss included in accumulated other comprehensive loss that is expected to be recognized in net periodic benefit cost during the twelve months ending December 31, 2013:

	Pension	Other
(In millions)	Benefits	Benefits
Actuarial loss, net of taxes of $6.3 for pension benefits and $0.4 for other benefits	$10.8	$0.6
Prior service cost, net of taxes of $0.5 for pension benefits and $(0.1) for other benefits	$0.8	$(0.1)

Weighted-Average Assumptions.

Weighted-average assumptions used to determine	Pension Benefits		Other Benefits
benefit obligations at December 31,	2012	2011	2012	2011
Discount rate	4.17%	4.60%	4.03%	4.29%
Rate of compensation increase	3.56%	4.41%	N/A	N/A

Weighted-average assumptions used to determine	Pension Benefits			Other Benefits
net periodic benefit cost at December 31,	2012	2011	2010	2012	2011	2010
Discount rate	4.60%	5.24%	5.77%	4.29%	4.90%	5.45%
Expected return on plan assets	7.67%	7.73%	7.73%	7.75%	7.75%	7.75%
Rate of compensation increase	4.41%	4.37%	4.37%	N/A	N/A	N/A

Discount Rates.   We determine our discount rates primarily based on high-quality, fixed-income investments and yield-to-maturity analyses specific to our estimated future benefit payments available as of the measurement date. Discount rates are reset annually on the measurement date to reflect current market conditions. We use a third-party yield curve updated monthly to develop our discount rates. The yield curve provides discount rates related to a dedicated high-quality bond portfolio whose cash flows extend beyond the current period, from which we choose a rate matched to the expected benefit payments required for each plan.

Expected Return on Plan Assets.   The expected rate of return on plan assets is based on both our historical returns and forecasted future investment returns by asset class, as provided by our external investment advisor. In 2012, the US Pension plan investment returns of 11.4% exceeded the expected return of 7.75% for the third time in the last four years. However due to lower forecasted future returns the expected return for 2013 was reduced to 7.5%. The CRIP earned 8.8% in 2012 also exceeding its expected return of 6.75% for the third time in four years. The CRIP has a lower expected return due to a higher asset allocation to fixed income securities.

The calculation of the net periodic benefit cost for the USRIP and CRIP utilizes a market-related value of assets. The market-related value of assets recognizes the difference between actual returns and expected returns over five years at a rate of 20% per year.

Healthcare Costs.   An initial 7.0% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2013 for pre-Medicare coverage. The rate was assumed to decrease gradually to an ultimate rate of 5.0% by 2017. An initial 7.0% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2012 for post-Medicare coverage. The rate was assumed to decrease gradually to an ultimate rate of 5.0% by 2017.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plan. A one-percentage point change in assumed healthcare cost trend rates at December 31, 2012 would have had the following effects:

	1-Percentage	1-Percentage
(In millions)	Point Increase	Point Decrease
Effect on total service and interest cost components	$0.2	$(0.2)
Effect on accumulated postretirement benefit obligation	$2.7	$(2.3)

We estimate that the future benefits payable for our retirement and postretirement plans are as follows at December 31, 2012:

	U.S. Defined	Non-U.S. Defined	Other
Years ending December 31,	Benefit Plans	Benefit Plans	Benefit Plans
	(In millions)
2013	$40.3	$2.7	$2.2
2014	$40.7	$2.7	$2.2
2015	$40.6	$2.7	$2.2
2016	$40.7	$2.8	$2.0
2017	$40.4	$3.0	$2.0
Next five fiscal years to December 31, 2022	$199.7	$16.3	$9.1

Fair Value of Plan Assets.   The fair value of the pension assets at December 31, 2012, is as follows:

			Fair Value Measurements at Reporting Date Using:
Description		Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In millions)
Large-Cap Equity	(1)	$94.5	$94.5	$-	$-
Small and Mid-Cap Equity	(1)	19.6	19.6	-	-
International Equity	(1) (2)	109.3	67.4	41.9	-
Fixed Income	(1) (2)	162.4	11.2	151.2	-
Private Equity	(3)	36.0	-	-	36.0
Hedge Funds	(4)	89.1	-	-	89.1
Real Assets	(1) (5)	29.3	18.2	-	11.1
Cash	(1)	7.8	7.8	-	-
Total		$548.0	$218.7	$193.1	$136.2

(1)	Fair value is based on observable market prices for the assets.

(2)
For the portion of this asset class categorized as Level 2, fair value is determined using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

(3)
Private equity investments are initially valued at cost. Fund managers periodically review the valuations utilizing subsequent company- specific transactions or deterioration in the company’s financial performance to determine if fair value adjustments are necessary. Private equity investments are typically viewed as long term, less liquid investments with return of capital coming via cash distributions from the sale of underlying fund assets. The Plan intends to hold these investments through each fund’s normal life cycle and wind down period.  As of December 31, 2012, we had $24.2 million of remaining commitments related to these private equity investments.

(4)
Fair value is reported by the fund manager based on observable market prices for actively traded assets within the funds, as well as financial models, comparable financial transactions or other factors relevant to the specific asset for assets with no observable market.  These investments are redeemable quarterly with a range of 30 – 90 days notice.

(5)
For the portion of this asset class categorized as Level 3, fair value is reported by the fund manager based on a combination of the following valuation approaches: current replacement cost less deterioration and obsolescence, a discounted cash flow model of income streams and comparable market sales. As of December 31, 2012, we had $7.8 million of remaining commitments related to the real asset investments.

The following table shows a reconciliation of the beginning and ending balances for assets valued using significant unobservable inputs:

	Private Equity	Hedge Funds	Real Assets
	(In millions)
Balance at December 31, 2011	$33.0	$92.9	$9.8
Return on plan assets:
Unrealized	1.0	4.7	0.6
Realized	1.6	1.0	-
Purchases	6.5	5.9	1.2
Sales	(6.1)	(15.4)	(0.5)
Balance at December 31, 2012	$36.0	$89.1	$11.1

The fair value of the postretirement assets at December 31, 2012, is as follows:

			Fair Value Measurements at Reporting Date Using:
Description		Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In millions)
Large-Cap Equity	(1)	$4.1	$4.1	$-	$-
Small and Mid-Cap Equity	(1)	0.8	0.8	-	-
International Equity	(1) (2)	3.6	2.9	0.7	-
Fixed Income	(1) (2)	5.9	0.5	5.4	-
Private Equity	(3)	1.6	-	-	1.6
Hedge Funds	(4)	3.8	-	-	3.8
Real Assets	(1) (5)	1.3	0.8	-	0.5
Cash	(1)	0.3	0.3	-	-
Total		$21.4	$9.4	$6.1	$5.9

(1)	Fair value is based on observable market prices for the assets.

(2)
For the portion of this asset class categorized as Level 2, fair value is determined using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.

(3)
Private equity investments are initially valued at cost. Fund managers periodically review the valuations utilizing subsequent company- specific transactions or deterioration in the company’s financial performance to determine if fair value adjustments are necessary. Private equity investments are typically viewed as long term, less liquid investments with return of capital coming via cash distributions from the sale of underlying fund assets. The Plan intends to hold these investments through each fund’s normal life cycle and wind down period.

(4)
Fair value is reported by the fund manager based on observable market prices for actively traded assets within the funds, as well as financial models, comparable financial transactions or other factors relevant to the specific asset for assets with no observable market. These investments are redeemable quarterly with a range of 30 – 90 days notice.

(5)
For the portion of this asset class categorized as Level 3, fair value is reported by the fund manager based on a combination of the following valuation approaches: current replacement cost less deterioration and obsolescence, a discounted cash flow model of income streams and comparable market sales.

Gross realized and unrealized gains and losses, purchases and sales for Level 3 postretirement assets were not material for the twelve months ended December 31, 2012.

USRIP, or the Plan, Investment and Asset Allocation Strategies.   The primary goal of the asset allocation strategy of the Plan is to produce a total investment return which will satisfy future annual cash benefit payments to participants and minimize future contributions from the Company. Additionally, this strategy will diversify the plan assets to minimize nonsystemic risk and provide reasonable assurance that no single security or class of security will have a disproportionate impact on the Plan. Investment managers are required to abide by the provisions of ERISA. Standards of performance for each manager include an expected return versus an assigned benchmark, a measure of volatility, and a time period of evaluation.

The asset allocation strategy is determined by our external advisor forecasting investment returns by asset class and providing allocation guidelines to maximize returns while minimizing the volatility and correlation of those returns. Investment recommendations are made by our external advisor, working in conjunction with our in-house Investment Officer. The asset allocation and ranges are approved by in-house Plan Administrators, who are Named Fiduciaries under ERISA.

The Plan, in an effort to meet asset allocation objectives, utilizes a variety of asset classes which has historically produced returns which are relatively uncorrelated to those of the S&P 500 in most environments. Asset classes included in this category of alternative assets include hedge funds, private equity (including secondary private equity) and real assets (real estate, funds of hard asset securities and private equity funds focused on real assets). The primary benefits of using these types of asset classes are: (1) their non-correlated returns reduce the overall volatility of the Plan’s portfolio of assets, and (2) their ability to produce superior risk-adjusted returns. This has allowed the Plan’s average annual investment return to exceed the S&P 500 index return over the last ten years. Additionally, the Plan allows certain of their managers, subject to specific risk constraints, to utilize derivative instruments, in order to enhance asset return, reduce volatility or both. Derivatives are primarily employed by the Plans in their fixed income portfolios and in the hedge fund-of-funds area. Derivatives can be used for hedging purposes to reduce risk.

The Plan is prohibited from investing additional amounts in Equifax stock once the market value of stock held by each plan exceeds 10% of the total market value of each plan. In 2011, all shares of Equifax common stock directly owned by the USRIP were sold and none were directly owned by the Plan at December 31, 2012.  At December 31, 2010, the USRIP’s assets included 0.4 million shares of Equifax common stock, with a market value of $13.7 million. Not more than 5% of the portfolio (at cost) shall be invested in the securities of any one issuer, with the exceptions of Equifax common stock or other securities, and U.S. Treasury and government agency securities.

The following asset allocation ranges and actual allocations were in effect as of December 31, 2012 and 2011:

		Actual
USRIP	Range	2012	2011
Large-Cap Equity	10%-35%	19.1%	13.9%
Small- and Mid-Cap Equity	0%-15%	4.0%	1.3%
International Equity	10%-30%	16.7%	10.7%
Private Equity	2%-10%	7.3%	6.2%
Hedge Funds	10%-30%	18.0%	17.3%
Real Assets	2%-10%	5.9%	5.2%
Fixed Income	15%-40%	27.5%	34.8%
Cash	0%-15%	1.5%	10.6%

CRIP Investment and Asset Allocation Strategies.   The primary goal of the asset allocation strategy of the Plan is to produce a total investment return which will satisfy future annual cash benefit payments to participants and minimize future contributions from the Company. Additionally, this strategy will diversify the plan assets to minimize nonsystemic risk and provide reasonable assurance that no single security or class of security will have a disproportionate impact on the Plan. Due to the high funded status of the Plan, the Pension Committee of the CRIP has adopted a conservative asset allocation of 50/50 in equities and fixed income. The Pension Committee maintains an investment policy for the CRIP, which imposes certain limitations and restrictions regarding allowable types of investments. The current investment policy imposes those restrictions on investments or transactions such as (1) Equifax common stock or securities, except as might be incidental to any pooled funds which the plan may have, (2) commodities or loans, (3) short sales and the use of margin accounts, (4) put and call options, (5) private placements, and (6) transactions which are “related-party” in nature as specified by the Canadian Pension Benefits Standards Act and its regulations.

The following specifies the asset allocation ranges and actual allocation as of December 31, 2012 and 2011:

		Actual
CRIP	Range	2012	2011
Canadian Equities	25%-50%	35.6%	34.8%
U.S. Equities	0%-19%	0.0%	5.2%
International Equities	0%-19%	14.1%	8.9%
Fixed Income	30%-70%	49.9%	50.5%
Money Market	0%-10%	0.4%	0.6%

 Equifax Retirement Savings Plans.   Equifax sponsors a tax qualified defined contribution plan, the Equifax Inc. 401(k) Plan, or the Plan. We provide a discretionary match of participants’ contributions, up to four or six percent of employee eligible pay depending on certain eligibility rules under the Plan. We also provide a discretionary direct contribution to certain eligible employees, the percentage of which is based upon an employee’s years of service. Company contributions for the Plan during the twelve months ended December 31, 2012, 2011 and 2010 were $17.8 million, $15.6 million and $14.6 million, respectively.

Foreign Retirement Plans.   We also maintain defined contribution plans for certain employees in the U.K., Ireland and Canada. For the years ended December 31, 2012, 2011 and 2010, our expenses related to these plans were not material.

Deferred Compensation Plans.   We maintain deferred compensation plans that allow for certain management employees and the Board of Directors to defer the receipt of compensation (such as salary, incentive compensation, commissions or vested restricted stock units) until a later date based on the terms of the plans. The benefits under our deferred compensation plans are guaranteed by the assets of a grantor trust which, through our funding, purchased variable life insurance policies on certain consenting individuals, with this trust as beneficiary. The purpose of this trust is to ensure the distribution of benefits accrued by participants of the deferred compensation plans in case of a change in control, as defined in the trust agreement.

Long-Term Incentive Plan.   We have a shareholder-approved Key Management Incentive Plan (Annual Incentive Plan) for certain key officers that provides for annual or long-term cash awards at the end of various measurement periods, based on the earnings per share and/or various other criteria over the measurement period. Our total accrued incentive compensation for all incentive plans included in accrued salaries and bonuses on our Consolidated Balance Sheets was $90.7 million and $66.5 million at December 31, 2012 and 2011, respectively.

Employee Benefit Trusts.   We maintain employee benefit trusts for the purpose of satisfying obligations under certain benefit plans. These trusts held 0.6 million shares of Equifax stock with a value, at cost, of $5.9 million at December 31, 2012 and 2011, as well as cash, which was not material for both periods presented. The employee benefits trusts are as follows:

•
The Executive Life and Supplemental Retirement Benefit Plan Grantor Trust is used to ensure that the insurance premiums due under the Executive Life and Supplemental Retirement Benefit Plan are paid in case we fail to make scheduled payments following a change in control, as defined in this trust agreement.

•
The Supplemental Retirement Plan Grantor Trust’s assets are dedicated to ensure the payment of benefits accrued under our Supplemental Retirement Plan in case of a change in control, as defined in this trust agreement.

The assets in these plans which are recorded on our Consolidated Balance Sheets are subject to creditors claims in case of insolvency of Equifax Inc.